Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Reconciliation of Adjusted EBITDA and Adjusted EBITDA Margin
The Group reconciles its Adjusted EBITDA and Adjusted EBITDA Margin to profit for the year as presented in the Consolidated Statement of Comprehensive Income as follows:

	Note	December 31, 2025	December 31, 2024	December 31, 2023
Profit for the year (i)		196,902	120,469	149,086
Income tax expense	12	31,752	30,550	29,428
Inflation adjustment	11	4,204	6,655	12,537
Finance income	11	(40,798)	(66,875)	(128,228)
Finance costs	11	27,855	49,701	116,834
Other operating loss		4,715	5,257	—
Impairment (gain) / loss on financial assets	16, 17	2,189	440	(3,136)
Depreciation and amortization	10	26,260	17,177	12,225
Other non-recurring costs (ii)		124	1,571	1,663
Share-based payment non-cash charges, net of forfeitures	13	24,136	23,780	11,922
Offering expenses (iii)		739	—	—
Adjusted EBITDA		278,078	188,725	202,331

Revenues	6	1,093,587	745,974	650,351
Adjusted EBITDA		278,078	188,725	202,331
Adjusted EBITDA Margin		25.4%	25.3%	31.1%
Profit Margin		18.0%	16.1%	22.9%
(i)Includes a net gain related to the effective portion of the change in the spot rate of the hedged foreign currency risk. For further information refer to Note 24. Derivative financial instruments.
(ii)Refers to costs not directly associated with our core business activities, including costs associated with addressing the allegations made by a short-seller report and certain class action proceedings and other legal and regulatory expenses (which include fees from counsel, global expert services and a forensic accounting advisory firm) in 2023, 2024 and 2025.
(iii)Corresponds to expenses incurred by dLocal in connection with an offering of its Class A common shares in 2025.

Disclosure of geographical areas [text block]
The following table presents the Group’s revenue by region based on the country in which the end users of our merchant customers executed their payments. This presentation does not imply that revenue is generated, sourced, or subject to taxation in the respective country. Revenue recognition is based on IFRS principles and reflects the contractual relationships between the Group, its merchants, and its operating companies. For financial reporting purposes, regions are disclosed separately only if payments from/to merchant customers in a given region represented at least 10% of Total Revenues during the preceding four quarters.

	2025	2024	2023
LatAm	874,140	562,183	492,681
Brazil	207,187	151,959	158,997
Mexico	183,036	149,249	116,835
Argentina	161,091	85,454	75,128
Other countries	322,826	175,521	141,721
Non-LatAm	219,447	183,791	157,670
Egypt	59,737	93,951	36,662
Other countries	159,710	89,840	121,008
Total	1,093,587	745,974	650,351